9. THIRD PARTY BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2016
Debt Disclosure [Abstract]
Summary of short-term borrowings
	Weighted-average interest rate
	June 30	December 31,		June 30	December 31,
	2016	2015	Maturities	2016	2015
				(unaudited)

Short-term bank loans	5.18%	5.93%	November 2016 to March 2017	$88,370	$75,921

Summary of long-term borrowings
	Weighted-average interest rate
	June 30,	December 31,		June 30,	December 31,
	2016	2015	Maturities	2016	2015
				(unaudited)

Long-term bank loans, current portion	6.77%	6.77%	August 2016	$12,064	$13,860
Total				$12,064	13,860